UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09455

Nuveen New Jersey Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         1/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen New Jersey Dividend Advantage Municipal Fund (NXJ)
	January 31, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 141.0% (100.0% of Total Investments)

	MUNICIPAL BONDS – 140.4% (99.6% of Total Investments)

	Consumer Discretionary – 0.4% (0.2% of Total Investments)
	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center
	Hotel/Conference Center Project, Series 2005A:
$ 1,720	5.000%, 1/01/32	7/15 at 100.00	Caa1	$ 1,330,730
1,485	5.125%, 1/01/37	7/15 at 100.00	Caa1	1,154,647
3,205	Total Consumer Discretionary			2,485,377
	Consumer Staples – 4.8% (3.4% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
3,620	4.500%, 6/01/23	6/17 at 100.00	BB	3,639,584
32,225	4.750%, 6/01/34	6/17 at 100.00	B2	25,584,068
4,890	5.000%, 6/01/41	6/17 at 100.00	B2	3,965,203
40,735	Total Consumer Staples			33,188,855
	Education and Civic Organizations – 15.4% (11.0% of Total Investments)
1,760	Camden County Improvement Authority, New Jersey, Lease Revenue Bonds Rowan University School	12/23 at 100.00	A+	2,062,685
	of Osteopathic Medicine Project, Series 2013A, 5.000%, 12/01/32
2,125	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc., Series 2005,	6/15 at 100.00	N/R	2,144,635
	5.000%, 12/01/24 – AMBAC Insured
2,455	New Jersey Economic Development Authority, Rutgers University General Obligation Lease Revenue	6/23 at 100.00	AA–	4,054,874
	Bonds, Tender Option Bond Trust 3359, 18.353%, 12/15/36 (IF) (4)
	New Jersey Education Facilities Authority Revenue Bonds, The College of New Jersey Issue,
	Series 2013A:
2,475	5.000%, 7/01/38	7/23 at 100.00	AA	2,839,840
3,250	5.000%, 7/01/43	7/23 at 100.00	AA	3,727,783
1,250	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University,	7/15 at 100.00	BBB	1,254,738
	Series 2004C, 5.500%, 7/01/23
250	New Jersey Educational Facilities Authority, Revenue Bonds, Georgian Court University, Series	7/17 at 100.00	Baa2	267,893
	2007D, 5.000%, 7/01/27
	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2007D:
7,310	5.000%, 7/01/32 – FGIC Insured	7/17 at 100.00	AA–	7,928,426
6,875	5.000%, 7/01/39 – FGIC Insured	7/17 at 100.00	AA–	7,449,750
4,710	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/16 at 100.00	AA–	4,971,452
	2006A, 5.000%, 7/01/36 – AMBAC Insured
5,000	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	No Opt. Call	AA–	5,937,000
	2014A, 5.000%, 7/01/44
5,955	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey City University, Series	7/25 at 100.00	AA	6,938,409
	2015A, 5.000%, 7/01/45
	New Jersey Educational Facilities Authority, Revenue Bonds, Passaic County Community College,
	Series 2010C:
1,500	5.250%, 7/01/32	7/20 at 100.00	A2	1,687,575
1,000	5.375%, 7/01/41	7/20 at 100.00	A2	1,125,410
1,000	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Series	No Opt. Call	AAA	1,096,640
	2007E, 5.000%, 7/01/33
4,335	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Tender	No Opt. Call	AAA	6,528,207
	Option Bond Trust 3922, 13.886%, 7/01/19 (IF)
4,000	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Tender	7/24 at 100.00	AAA	6,548,560
	Option Bond Trust 4741, 14.016%, 7/01/44 (IF) (4)
	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Series 2012B:
550	5.000%, 7/01/37	7/22 at 100.00	A	622,672
1,050	5.000%, 7/01/42	7/22 at 100.00	A	1,188,737
	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2012A:
1,120	5.000%, 7/01/32	7/21 at 100.00	BBB+	1,240,232
740	5.000%, 7/01/37	7/21 at 100.00	BBB+	815,820
	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University,
	Series 2013D:
675	5.000%, 7/01/38	7/23 at 100.00	A	774,502
1,935	5.000%, 7/01/43	7/23 at 100.00	A	2,219,464
	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, College of New Jersey,
	Series 2012A:
200	5.000%, 7/01/18	No Opt. Call	AA	225,744
1,000	5.000%, 7/01/19	No Opt. Call	AA	1,154,210
3,545	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2008A,	6/18 at 100.00	AA	3,898,756
	6.125%, 6/01/30 – AGC Insured (Alternative Minimum Tax)
1,305	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-1A,	12/19 at 100.00	AA	1,381,095
	5.000%, 12/01/25
960	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-2,	12/20 at 100.00	Aa3	1,065,312
	5.000%, 12/01/30
1,750	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2011-1,	12/21 at 100.00	Aa3	2,007,688
	5.750%, 12/01/27 (Alternative Minimum Tax)
	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1A:
5,670	4.250%, 12/01/25 (Alternative Minimum Tax)	12/22 at 100.00	AA	6,172,475
1,925	4.375%, 12/01/26 (Alternative Minimum Tax)	12/22 at 100.00	AA	2,105,373
500	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1B,	12/22 at 100.00	A	561,730
	5.750%, 12/01/39 (Alternative Minimum Tax)
	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option
	Bond Trust 4736:
1,400	11.987%, 12/01/23 (Alternative Minimum Tax) (IF) (4)	12/22 at 100.00	AA	1,674,400
1,250	11.851%, 12/01/24 (Alternative Minimum Tax) (IF) (4)	12/22 at 100.00	AA	1,415,000
850	12.487%, 12/01/25 (Alternative Minimum Tax) (IF) (4)	12/22 at 100.00	AA	947,682
250	13.062%, 12/01/26 (Alternative Minimum Tax) (IF) (4)	12/22 at 100.00	AA	287,010
2,500	14.069%, 12/01/27 (Alternative Minimum Tax) (IF) (4)	12/23 at 100.00	AA	2,969,000
2,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option	6/19 at 100.00	AA	3,096,800
	Bond Trust PA-4643, 20.000%, 6/01/30 (IF) (4)
575	New Jersey Institute of Technology, New Jersey, General Obligation Bonds, Series 2012A,	7/22 at 100.00	A+	662,118
	5.000%, 7/01/42
450	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	4/22 at 100.00	BBB–	373,082
	Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System Project,
	Refunding Series 2012, 5.125%, 4/01/32
350	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	10/22 at 100.00	A–	352,569
	Financing Authority, Higher Education Revenue Bonds, Inter-American University of Puerto Rico
	Project, Refunding Series 2012, 5.000%, 10/01/31
500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	6/15 at 100.00	BBB–	436,275
	Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University
	System, Series 2002, 5.500%, 12/01/31
2,170	Rutgers State University, New Jersey, Revenue Bonds, Tender Option Bond Trust 3339, 18.475%,	No Opt. Call	AA–	3,583,538
	5/01/21 (IF) (4)
90,470	Total Education and Civic Organizations			107,795,161
	Financials – 1.7% (1.2% of Total Investments)
	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill
	Project, Series 2002:
8,700	5.750%, 10/01/21	No Opt. Call	Ba2	9,910,431
1,500	6.500%, 4/01/28	No Opt. Call	Ba2	1,914,690
10,200	Total Financials			11,825,121
	Health Care – 21.4% (15.2% of Total Investments)
	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds,
	Cooper Health System Obligated Group Issue, Refunding Series 2014A:
175	5.000%, 2/15/25	No Opt. Call	BBB	207,197
220	5.000%, 2/15/26	No Opt. Call	BBB	258,929
320	5.000%, 2/15/27	No Opt. Call	BBB	374,042
1,385	5.000%, 2/15/28	No Opt. Call	BBB	1,605,894
1,385	5.000%, 2/15/29	No Opt. Call	BBB	1,601,143
2,500	5.000%, 2/15/32	2/24 at 100.00	BBB	2,875,200
80	5.000%, 2/15/33	No Opt. Call	BBB	91,463
145	5.000%, 2/15/34	No Opt. Call	BBB	165,533
200	5.000%, 2/15/35	No Opt. Call	BBB	227,816
6,100	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds,	2/23 at 100.00	BBB	7,202,209
	Cooper Health System Obligated Group Issue, Series 2013A, 5.750%, 2/15/42
5,110	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation,	7/18 at 100.00	A+	5,698,468
	Series 2008A, 5.000%, 7/01/27
2,500	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health,	7/19 at 100.00	AA	3,891,400
	Tender Option Bond Trust 3018, 19.042%, 7/01/38 – AGC Insured (IF) (4)
	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters
	University Hospital, Refunding Series 2011:
2,000	6.000%, 7/01/26	7/21 at 100.00	BB+	2,270,420
2,500	6.250%, 7/01/35	7/21 at 100.00	BB+	2,808,075
2,050	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	BB+	2,155,821
	University Hospital, Series 2007, 5.750%, 7/01/37
1,140	New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Barnabas	No Opt. Call	A–	1,339,067
	Health, Series 2012A, 5.000%, 7/01/24
	New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Palisades
	Medical Center Obligated Group Issue, Series 2013:
3,125	5.250%, 7/01/31	7/23 at 100.00	BBB	3,578,344
1,560	5.500%, 7/01/43	7/23 at 100.00	BBB	1,803,625
6,840	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Atlanticare Regional	7/17 at 100.00	A+	7,298,759
	Medical Center, Series 2007, 5.000%, 7/01/37
5,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Barnabas Health,	7/24 at 100.00	A–	5,733,400
	Refunding Series 2014A, 5.000%, 7/01/44
3,765	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, CentraState Medical	7/17 at 100.00	A3	4,023,957
	Center, Series 2006A, 5.000%, 7/01/30 – AGC Insured
860	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized	7/15 at 100.00	BBB	871,429
	Hospital, Series 2005A, 5.500%, 7/01/36
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical
	Center, Refunding Series 2014A:
2,055	5.000%, 7/01/45	7/24 at 100.00	A	2,347,427
150	4.000%, 7/01/45	7/24 at 100.00	A	152,651
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System
	Obligated Group Issue, Refunding Series 2012:
4,140	3.750%, 7/01/27	No Opt. Call	A3	4,302,329
3,375	5.000%, 7/01/31	7/22 at 100.00	A3	3,841,391
1,500	5.000%, 7/01/37	7/22 at 100.00	A3	1,679,655
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System
	Obligated Group, Refunding Series 2011:
3,000	5.000%, 7/01/25	7/18 at 100.00	A	3,511,650
3,000	5.000%, 7/01/26	7/22 at 100.00	A	3,493,980
2,500	5.000%, 7/01/27	7/22 at 100.00	A	2,895,125
1,450	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System	7/23 at 100.00	A	1,682,450
	Obligated Group, Refunding Series 2013A, 5.000%, 7/01/32
7,690	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health, Series	7/18 at 100.00	AA	8,287,359
	2007, 5.000%, 7/01/38 – AGC Insured
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson
	University Hospital Issue, Series 2014A:
3,785	5.000%, 7/01/39	7/24 at 100.00	A	4,363,462
5,955	5.000%, 7/01/43	7/24 at 100.00	A	6,817,999
3,945	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson	7/23 at 100.00	A	4,737,274
	University Hospital, Series 2013A, 5.500%, 7/01/43
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Health Care
	Corporation, Series 2005B:
1,620	5.000%, 7/01/25 – RAAI Insured	7/15 at 100.00	N/R	1,632,328
2,885	5.000%, 7/01/35 – RAAI Insured	7/15 at 100.00	N/R	2,903,031
7,670	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	7/21 at 100.00	A–	8,907,938
	Care System, Refunding Series 2011A, 5.625%, 7/01/37
3,485	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	1/17 at 100.00	A–	3,670,367
	Care System, Series 2006A, 5.000%, 7/01/29
5,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s	7/18 at 100.00	BBB–	5,650,750
	Healthcare System Obligated Group Issue, Series 2008, 6.625%, 7/01/38
2,345	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Luke’s Warren	8/23 at 100.00	A–	2,417,765
	Hospital Obligated Group, Series 2013, 4.000%, 8/15/37
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital
	System, Refunding Series 2006:
670	5.000%, 7/01/25	7/16 at 100.00	A2	704,793
8,780	5.000%, 7/01/36	7/16 at 100.00	A2	9,161,754
3,415	5.000%, 7/01/46	7/16 at 100.00	A2	3,547,229
2,995	Newark, New Jersey, GNMA Collateralized Healthcare Facility Revenue Bonds, New Community	6/15 at 100.00	Aa1	3,003,925
	Urban Renewal Corporation, Series 2001A, 5.200%, 6/01/30
3,750	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	6/15 at 100.00	A1	3,823,950
	Financing Authority, Adjustable Rate Industrial Revenue Bonds, American Home Products
	Corporation, Series 1983A, 5.100%, 12/01/18
134,120	Total Health Care			149,618,773
	Housing/Multifamily – 1.8% (1.3% of Total Investments)
	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident
	Group-Montclair Properties LLC, Montclair State University Student Housing Project,
	Series 2010A:
3,870	5.750%, 6/01/31	6/20 at 100.00	Baa3	4,356,459
2,100	5.875%, 6/01/42	6/20 at 100.00	Baa3	2,369,598
	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds,
	Series 2013-2:
2,750	4.350%, 11/01/33 (Alternative Minimum Tax)	11/22 at 100.00	AA	2,906,420
1,375	4.600%, 11/01/38 (Alternative Minimum Tax)	11/22 at 100.00	AA	1,470,590
1,375	4.750%, 11/01/46 (Alternative Minimum Tax)	11/22 at 100.00	AA	1,460,924
11,470	Total Housing/Multifamily			12,563,991
	Housing/Single Family – 3.3% (2.3% of Total Investments)
	New Jersey Housing & Mortgage Finance Agency, Single Family Home Mortgage Revenue Bonds,
	Series 2011A:
10,000	4.450%, 10/01/25	10/21 at 100.00	Aa2	11,010,500
10,000	4.650%, 10/01/29	4/21 at 100.00	Aa2	10,948,600
910	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series	4/17 at 100.00	AA	931,340
	2007T, 4.700%, 10/01/37 (Alternative Minimum Tax)
20,910	Total Housing/Single Family			22,890,440
	Industrials – 0.2% (0.1% of Total Investments)
1,340	Gloucester County Improvement Authority, New Jersey, Solid Waste Resource Recovery Revenue	No Opt. Call	A–	1,395,717
	Refunding Bonds, Waste Management Inc. Project, Series 1999B, 2.125%, 12/01/29 (Mandatory
	put 12/01/17)
	Long-Term Care – 2.1% (1.5% of Total Investments)
5,255	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The	1/18 at 100.00	N/R	5,439,556
	Evergreens Project, Series 2007, 5.625%, 1/01/38
510	New Jersey Economic Development Authority, Fixed Rate Revenue Bonds, Lions Gate Project,	1/24 at 100.00	N/R	541,100
	Series 2014, 5.250%, 1/01/44
2,495	New Jersey Economic Development Authority, GNMA Collateralized Mortgage Revenue Bonds,	6/15 at 100.00	Aa3	2,501,886
	Victoria Health Corporation, Series 2001A, 5.200%, 12/20/36
4,920	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey	7/23 at 100.00	BBB–	5,414,460
	Obligated Group Issue, Refunding Series 2013, 5.000%, 7/01/34
710	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey	7/24 at 100.00	BBB–	799,361
	Obligated Group Issue, Refunding Series 2014A, 5.000%, 7/01/29
13,890	Total Long-Term Care			14,696,363
	Tax Obligation/General – 5.9% (4.2% of Total Investments)
500	Carlstadt School District, Bergen County, New Jersey, General Obligation Bonds, Refunding	5/24 at 100.00	AA–	612,705
	Series 2014, 5.000%, 5/01/26
2,225	Cumberland County Improvement Authority, New Jersey, County General Obligation Revenue Bonds,	9/24 at 100.00	AA	2,603,384
	Technical High School Project, Series 2014, 5.000%, 9/01/39 – AGM Insured
825	Elizabeth, Union County, New Jersey, General Obligation Bonds, General Improvement Series	4/24 at 100.00	AA	874,310
	2014, 3.125%, 4/01/27 – AGM Insured
2,250	Freehold Regional High School District, Monmouth County, New Jersey, General Obligation Bonds,	No Opt. Call	AA+	2,451,038
	Refunding Series 2001, 5.000%, 3/01/17 – FGIC Insured
690	Haddon Heights School District, Camden County, New Jersey, General Obligation Bonds, Refunding	1/23 at 100.00	AA–	708,941
	Series 2012, 3.250%, 1/01/30
1,100	Linden, New Jersey, General Obligation Bonds, Refunding Series 2011, 4.000%, 5/01/23	5/21 at 100.00	AA–	1,218,690
1,975	Middletown Township Board of Education, Monmouth County, New Jersey, Refunding Series 2010,	8/20 at 100.00	AA	2,285,273
	5.000%, 8/01/27
1,000	Monroe Township, Middlesex County, New Jersey, General Obligation Bonds, Series 2003,	1/22 at 100.00	AA	997,340
	3.000%, 1/15/33
760	Montclair Township, Essex County, New Jersey, General Obligation Bonds, Parking Utility,	1/24 at 100.00	AA+	897,720
	Refunding Series 2014A, 5.000%, 1/01/37
	New Brunswick Parking Authority, Middlesex County, New Jersey, Guaranteed Parking Revenue
	Bonds, Refunding Series 2012:
465	5.000%, 9/01/28	9/22 at 100.00	A+	540,795
610	5.000%, 9/01/29	9/22 at 100.00	A+	707,917
300	5.000%, 9/01/31	9/22 at 100.00	A+	346,149
250	3.625%, 9/01/34	9/22 at 100.00	A+	255,965
1,650	Newark Housing Authority, New Jersey, City-Secured Police Facility Revenue Bonds, South Ward	12/19 at 100.00	A3	2,004,816
	Police Facility, Series 2009A, 6.750%, 12/01/38 – AGC Insured
	South Brunswick Township, Middlesex County, New Jersey, General Obligation Bonds, Refunding
	Series 2014:
740	3.000%, 9/01/17	No Opt. Call	AA	782,224
400	5.000%, 9/01/22	No Opt. Call	AA	493,248
	Sparta Township Board of Education, Sussex County, New Jersey, General Obligation Bonds,
	Refunding Series 2015:
1,595	5.000%, 2/15/32 (WI/DD, Settling 2/18/15)	2/25 at 100.00	AA–	1,917,318
1,000	5.000%, 2/15/34 (WI/DD, Settling 2/18/15)	2/25 at 100.00	AA–	1,196,240
1,395	5.000%, 2/15/35 (WI/DD, Settling 2/18/15)	2/25 at 100.00	AA–	1,664,709
4,260	Sussex County, New Jersey, General Obligation Bonds, Refunding Series 2014, 4.000%, 2/15/22	No Opt. Call	AA+	4,941,004
420	The Board of Education of the Township of Mount Olive, Morris County, New Jersey School Bonds,	No Opt. Call	AA	426,867
	Refunding Series 2014, 2.000%, 1/15/16
5,165	Union County Utilities Authority, New Jersey, Resource Recovery Facility Lease Revenue	12/21 at 100.00	AA+	5,833,971
	Refunding Bonds, Covantan Union Inc. Lessee, Series 2011B, 5.250%, 12/01/31 (Alternative
	Minimum Tax)
2,515	Union County Utilities Authority, New Jersey, Solid Waste System County Deficiency Revenue	6/21 at 100.00	AA+	2,859,505
	Bonds, Series 2011A, 5.000%, 6/15/41
1,485	Washington Township Board of Education, Mercer County, New Jersey, General Obligation Bonds,	No Opt. Call	Aa3	1,964,907
	Series 2005, 5.250%, 1/01/27 – AGM Insured
1,850	West Deptford Township, Gloucester County, New Jersey, General Obligation Bonds, Refunding	9/24 at 100.00	AA	2,036,018
	Bonds, Series 2014, 4.000%, 9/01/28 – BAM Insured
635	West Deptford Township, Gloucester County, New Jersey, General Obligation Bonds, Series 2005,	7/17 at 100.00	AA	693,045
	5.000%, 7/01/27 – AGM Insured
100	Woodbridge Township, Middlesex County, New Jersey, General Obligation Bonds, Series 2010,	No Opt. Call	AA+	116,897
	5.000%, 7/15/19
36,160	Total Tax Obligation/General			41,430,996
	Tax Obligation/Limited – 32.9% (23.4% of Total Investments)
3,775	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County	No Opt. Call	Aaa	4,986,662
	Administration Complex Project, Series 2005, 5.000%, 11/15/26
1,000	Camden County Improvement Authority, New Jersey, County Guaranteed Lease Revenue Bonds, Series	9/15 at 100.00	AA	1,027,730
	2005A, 5.000%, 9/01/16 – AGM Insured
1,850	Casino Reinvestment Development Authority, New Jersey, Hotel Room Fee Revenue Bonds, Series	7/15 at 102.00	BBB–	1,893,697
	2004, 5.250%, 1/01/16 – AMBAC Insured
4,175	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Series	No Opt. Call	Aa2	5,258,162
	2007, 5.250%, 12/15/22 – AMBAC Insured
3,000	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AAA	3,611,040
	Refunding Series 2012A, 5.000%, 11/01/20
3,000	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AAA	2,316,240
	Series 2003B, 0.000%, 11/01/25 – AGM Insured
3,145	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AAA	4,100,703
	Series 2005A, 5.750%, 11/01/28 – AGM Insured
5,120	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AAA	5,918,362
	Series 2005C, 5.125%, 11/01/18 – AGM Insured
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
5,005	5.250%, 1/01/36	1/22 at 100.00	A	5,717,262
3,020	5.125%, 1/01/42	1/22 at 100.00	A	3,410,184
500	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/29	1/22 at 100.00	A	571,450
1,110	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, Hudson	4/22 at 100.00	Aa3	1,112,342
	County Plaza Refunding Project, Series 2013, 3.250%, 4/01/35
3,450	New Jersey Building Authority, State Building Revenue Bonds, Series 2007A, 5.000%, 6/15/25	6/16 at 100.00	A2	3,664,970
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
4,400	5.000%, 6/15/19	No Opt. Call	BBB+	4,979,260
1,710	5.000%, 6/15/21	No Opt. Call	BBB+	1,980,402
6,400	5.000%, 6/15/25	6/22 at 100.00	BBB+	7,338,432
3,480	5.000%, 6/15/26	6/22 at 100.00	BBB+	3,963,581
7,945	5.000%, 6/15/28	No Opt. Call	BBB+	8,968,157
415	5.000%, 6/15/29	No Opt. Call	BBB+	467,489
4,675	New Jersey Economic Development Authority, Lease Revenue Bonds, Liberty State Park Project,	3/15 at 100.00	AA	4,693,046
	Series 2005C, 5.000%, 3/01/27 – AGM Insured
9,400	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series	No Opt. Call	AA–	9,440,420
	2004A, 5.250%, 7/01/15 – NPFG Insured
	New Jersey Economic Development Authority, Revenue Bonds, Newark Downtown District
	Management Corporation Project, Series 2007:
440	5.125%, 6/15/27	6/17 at 100.00	Baa3	462,194
740	5.125%, 6/15/37	6/17 at 100.00	Baa3	770,747
	New Jersey Economic Development Authority, School Facilities Construction Financing Program
	Bonds, Refunding Series 2013NN:
5,000	5.000%, 3/01/22	No Opt. Call	A2	5,839,600
5,000	5.000%, 3/01/28	3/23 at 100.00	A2	5,655,700
	New Jersey Economic Development Authority, School Facilities Construction Financing Program
	Bonds, Series 2007U:
1,545	5.000%, 9/01/37 – AMBAC Insured	9/17 at 100.00	A–	1,682,057
2,910	5.000%, 9/01/37	9/17 at 100.00	A2	3,168,146
2,395	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital	No Opt. Call	AA	2,461,533
	Improvement Fund, Refunding Series 2005A, 5.000%, 9/01/15 – AGM Insured
1,805	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset	10/18 at 100.00	A2	1,957,143
	Transformation Program, Series 2008A, 5.250%, 10/01/38
	New Jersey Transportation Trust Fund Authority, Federal Highway Aid Grant Anticipation Bonds,
	Series 2006:
2,120	5.000%, 6/15/17 – FGIC Insured	6/16 at 100.00	AA–	2,256,634
3,750	5.000%, 6/15/18 – FGIC Insured	6/16 at 100.00	AA–	3,990,600
34,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	A2	17,183,936
	Appreciation Series 2010A, 0.000%, 12/15/30
8,100	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series	No Opt. Call	A2	9,707,850
	2006A, 5.500%, 12/15/22
9,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B,	No Opt. Call	AA–	9,786,150
	5.500%, 12/15/16 – NPFG Insured
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
21,000	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AA	9,980,880
34,855	0.000%, 12/15/33 – AGM Insured	No Opt. Call	AA	15,890,739
30,310	0.000%, 12/15/34 – AGM Insured	No Opt. Call	AA	13,203,945
7,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2007A,	12/17 at 100.00	A2	8,252,925
	5.000%, 12/15/26 – AMBAC Insured
7,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D,	No Opt. Call	A2	8,191,820
	5.000%, 12/15/24
	Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds, Preakness Healthcare
	Center Expansion Project, Series 2012:
865	5.000%, 5/01/21	No Opt. Call	Aa3	1,020,527
4,560	3.500%, 5/01/35	5/22 at 100.00	Aa3	4,680,475
2,640	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series	7/16 at 100.00	BB	2,168,681
	2006A, 4.500%, 7/01/36 – CIFG Insured
2,500	Union County Improvement Authority, New Jersey, General Obligation Lease Bonds, County College	No Opt. Call	AA+	2,957,125
	Facility Project, Series 2014B, 5.000%, 2/01/20
3,975	Union County Improvement Authority, New Jersey, Lease Revenue Refunding Bonds, City of	No Opt. Call	AA+	9,229,712
	Plainfield – Park Madison Redevelopment Project, Tender Option Trust 1145, 18.328%,
	3/01/34 (IF) (4)
3,550	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate	10/20 at 100.00	Baa2	3,998,933
	Lien Series 2010B, 5.250%, 10/01/29
272,135	Total Tax Obligation/Limited			229,917,643
	Transportation – 25.9% (18.4% of Total Investments)
5,550	Casino Reinvestment Development Authority, New Jersey, Parking Revenue Bonds, Series 2005A,	6/15 at 100.00	AA–	5,626,035
	5.250%, 6/01/20 – NPFG Insured
2,400	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2012A,	1/23 at 100.00	A1	2,772,648
	5.000%, 1/01/42
	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2014A:
1,285	5.000%, 1/01/34	1/24 at 100.00	A1	1,521,209
5,890	4.125%, 1/01/39	1/24 at 100.00	A1	6,397,836
7,800	5.000%, 1/01/44	1/24 at 100.00	A1	9,125,844
	Delaware River Joint Toll Bridge Commission, Pennsylvania, Revenue Bonds, Refunding
	Series 2012A:
2,115	5.000%, 7/01/24	7/22 at 100.00	A1	2,540,771
1,105	5.000%, 7/01/25	7/22 at 100.00	A1	1,315,326
650	4.000%, 7/01/26	7/22 at 100.00	A1	720,993
625	4.000%, 7/01/27	7/22 at 100.00	A1	687,238
	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E:
1,000	5.000%, 1/01/40 – AGM Insured	1/20 at 100.00	AA	1,137,360
5,000	5.000%, 1/01/40	1/20 at 100.00	A	5,681,800
7,035	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2013,	1/24 at 100.00	A	8,224,759
	5.000%, 1/01/40
	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port
	District Project, Series 2012:
1,635	5.000%, 1/01/25	No Opt. Call	BBB	1,910,367
1,350	5.000%, 1/01/26	No Opt. Call	BBB	1,564,286
3,595	5.000%, 1/01/27	No Opt. Call	BBB	4,153,196
5,555	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge	1/24 at 100.00	BBB–	6,347,310
	Replacement Project, Series 2013, 5.625%, 1/01/52 (Alternative Minimum Tax)
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental
	Airlines Inc., Series 1999:
1,000	5.125%, 9/15/23 (Alternative Minimum Tax)	3/15 at 100.00	B	1,096,580
1,800	5.250%, 9/15/29 (Alternative Minimum Tax)	9/22 at 101.00	B	1,956,312
2,250	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	3/24 at 101.00	B	2,503,868
	Airlines Inc., Series 2000A & 2000B, 5.625%, 11/15/30 (Alternative Minimum Tax)
	New Jersey Transit Corporation, Grant Anticipation Notes, Federal Transit Administration
	Section 5307 Urbanized Area Formula Funds, Series 2014A:
6,000	5.000%, 9/15/20	No Opt. Call	A	6,979,260
5,750	5.000%, 9/15/21	No Opt. Call	A	6,763,783
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
30	6.500%, 1/01/16	No Opt. Call	A3	31,702
225	6.500%, 1/01/16 – AMBAC Insured	No Opt. Call	A3	237,767
510	6.500%, 1/01/16 – NPFG Insured	No Opt. Call	AA–	538,937
3,065	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/29 – AGM Insured	No Opt. Call	AA	3,954,371
7,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2009I, 5.000%, 1/01/35	1/20 at 100.00	A+	8,500,125
7,620	New Jersey Turnpike Authority, Revenue Bonds, Series 2012B, 5.000%, 1/01/28	1/23 at 100.00	A+	8,968,892
3,625	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 1154,	7/22 at 100.00	A+	5,588,119
	17.639%, 1/01/43 (IF) (4)
2,100	Passaic County Improvement Authority, New Jersey, County Guaranteed Parking Revenue Bonds,	5/20 at 100.00	Aa3	2,403,597
	200 Hospital Plaza Project, Series 2010, 5.000%, 5/01/42
2,750	Passaic County Improvement Authority, New Jersey, Revenue Bonds, Paterson Parking Deck	4/15 at 100.00	A2	2,774,228
	Facility, Series 2005, 5.000%, 4/15/35 – AGM Insured
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth
	Series 2005:
11,000	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	AA–	11,299,860
7,500	5.000%, 12/01/34	6/15 at 101.00	AA–	7,700,925
1,895	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AA	2,651,105
	Eighth Series 2008, Trust 2920, 17.874%, 8/15/32 – AGM Insured (IF)
7,225	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy	12/23 at 100.00	AA–	8,510,906
	Ninth Series 2013, 5.000%, 12/01/43
6,700	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy	1/23 at 100.00	AA–	6,954,466
	Seventh Series 2013, 4.000%, 1/15/43 (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC, Sixth Series 1997:
19,655	5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)	6/15 at 100.00	AA–	19,770,961
12,130	5.750%, 12/01/25 – NPFG Insured (Alternative Minimum Tax)	6/15 at 100.00	AA–	12,168,695
162,920	Total Transportation			181,081,437
	U.S. Guaranteed – 16.6% (11.8% of Total Investments) (5)
2,075	Egg Harbor Township School District, Atlantic County, New Jersey, General Obligation Bonds,	4/15 at 100.00	N/R (5)	2,092,326
	Series 2005, 5.000%, 4/01/27 (Pre-refunded 4/01/15) – NPFG Insured
	Gloucester County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2005A:
1,000	5.000%, 9/01/21 (Pre-refunded 9/01/15) – NPFG Insured	9/15 at 100.00	AA (5)	1,028,810
1,420	5.000%, 9/01/22 (Pre-refunded 9/01/15) – NPFG Insured	9/15 at 100.00	AA (5)	1,460,910
375	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds,	7/15 at 100.00	A– (5)	383,959
	Series 2005, 6.000%, 7/01/25 (Pre-refunded 7/01/15)
	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, County
	Services Building Project, Series 2005:
2,275	5.000%, 4/01/25 (Pre-refunded 4/01/15) – AMBAC Insured	4/15 at 100.00	AA (5)	2,293,996
5,280	5.000%, 4/01/35 (Pre-refunded 4/01/15) – AMBAC Insured	4/15 at 100.00	AA (5)	5,324,088
8,500	Jersey City, New Jersey, General Obligation Bonds, Series 2006A, 5.000%, 9/01/22 (Pre-refunded	9/16 at 100.00	A1 (5)	9,131,295
	9/01/16) – AMBAC Insured
	New Jersey Building Authority, State Building Revenue Bonds, Series 2007A:
7,005	5.000%, 6/15/26 (Pre-refunded 6/15/16)	6/16 at 100.00	AA+ (5)	7,459,905
1,785	5.000%, 6/15/27 (Pre-refunded 6/15/16)	6/16 at 100.00	AA+ (5)	1,900,918
95	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004, 5.500%,	No Opt. Call	Aaa	101,820
	6/15/16 (ETM)
1,190	New Jersey Economic Development Authority, Revenue Bonds, Yeshiva Ktana of Passaic, Series	No Opt. Call	N/R (5)	1,365,204
	1993, 8.000%, 9/15/18 (ETM)
	New Jersey Economic Development Authority, School Facilities Construction Financing Program
	Bonds, Series 2007U:
2,625	5.000%, 9/01/37 (Pre-refunded 9/01/17) – AMBAC Insured	9/17 at 100.00	AAA	2,917,451
5,435	5.000%, 9/01/37 (Pre-refunded 9/01/17)	9/17 at 100.00	AAA	6,040,513
3,080	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2005B,	7/16 at 100.00	AA– (5)	3,286,021
	5.000%, 7/01/30 (Pre-refunded 7/01/16) – NPFG Insured
	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University,
	Series 2005F:
1,225	5.000%, 7/01/16 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A1 (5)	1,250,296
700	5.000%, 7/01/17 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A1 (5)	714,455
2,000	5.000%, 7/01/18 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A1 (5)	2,041,300
1,000	5.000%, 7/01/24 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A1 (5)	1,020,650
1,695	5.000%, 7/01/32 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A1 (5)	1,730,002
25	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and	No Opt. Call	N/R (5)	27,977
	Dentistry of New Jersey, Refunding Series 2009B, 6.000%, 12/01/17 (ETM)
	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and
	Dentistry of New Jersey, Refunding Series 2009B:
25	6.500%, 12/01/19 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (5)	30,934
100	6.500%, 12/01/20 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (5)	123,736
5	7.125%, 12/01/23 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (5)	6,319
	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of
	Human Services – Greystone Park Psychiatric Hospital, Series 2005:
4,465	5.000%, 9/15/18 (Pre-refunded 9/15/15) – AMBAC Insured	9/15 at 100.00	A2 (5)	4,602,120
9,455	5.000%, 9/15/24 (Pre-refunded 9/15/15) – AMBAC Insured	9/15 at 100.00	A2 (5)	9,745,363
3,000	5.000%, 9/15/28 (Pre-refunded 9/15/15) – AMBAC Insured	9/15 at 100.00	A2 (5)	3,092,130
2,040	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/16 at 100.00	A– (5)	2,175,844
	Center, Series 2006B, 5.000%, 7/01/36 (Pre-refunded 7/01/16)
1,340	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/16 at 100.00	A– (5)	1,431,602
	Center, Series 2006, 5.125%, 7/01/35 (Pre-refunded 7/01/16)
85	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital	7/16 at 100.00	N/R (5)	90,660
	System, Refunding Series 2006, 5.000%, 7/01/46 (Pre-refunded 7/01/16)
3,805	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Clare’s Hospital,	No Opt. Call	N/R (5)	4,604,545
	Series 2004A, 5.250%, 7/01/20 – RAAI Insured (ETM)
1,500	New Jersey Sports and Exposition Authority, Convention Center Luxury Tax Bonds, Series 2004,	No Opt. Call	AA– (5)	1,908,330
	5.500%, 3/01/22 – NPFG Insured (ETM)
7,045	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	9/15 at 100.00	AA– (5)	7,261,352
	Grants, Series 2005A, 5.000%, 9/15/18 (Pre-refunded 9/15/15) – FGIC Insured
2,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005B,	12/15 at 100.00	AA+ (5)	2,089,840
	5.250%, 12/15/18 (Pre-refunded 12/15/15) – FGIC Insured
6,945	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005D,	6/15 at 100.00	AA+ (5)	7,071,677
	5.000%, 6/15/19 (Pre-refunded 6/15/15) – AGM Insured
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
15	6.500%, 1/01/16 (ETM)	No Opt. Call	A3 (5)	15,870
125	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	A3 (5)	132,248
265	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	AA– (5)	280,365
950	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (5)	1,005,081
275	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	AA– (5)	290,945
120	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	A3 (5)	126,958
610	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (5)	645,368
100	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	A3 (5)	105,798
15,840	North Hudson Sewerage Authority, New Jersey, Sewerage Revenue Refunding Bonds, Series 2001A,	No Opt. Call	A3 (5)	13,670,395
	0.000%, 8/01/23 – NPFG Insured (ETM)
1,625	Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds, Preakness Healthcare	5/15 at 100.00	Aa3 (5)	1,645,248
	Center Project, Series 2005, 5.000%, 5/01/30 (Pre-refunded 5/01/15) – AMBAC Insured
2,125	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/35	7/15 at 100.00	AA+ (5)	2,167,883
	(Pre-refunded 7/01/15) – FGIC Insured
112,645	Total U.S. Guaranteed			115,892,507
	Utilities – 1.8% (1.2% of Total Investments)
1,510	Industrial Pollution Control Financing Authority of Cape May County (New Jersey), Pollution	No Opt. Call	AA–	1,882,230
	Control Revenue Refunding Bonds, 1991 Series A (Atlantic City Electric Company Project),
	6.800%, 3/01/21 – NPFG Insured
	New Jersey Economic Development Authority, Energy Facilities Revenue Bonds, UMM Energy
	Partners, LLC Project, Series 2012A:
1,000	4.750%, 6/15/32 (Alternative Minimum Tax)	No Opt. Call	Baa3	1,055,290
1,225	5.125%, 6/15/43 (Alternative Minimum Tax)	6/22 at 100.00	Baa3	1,304,160
5,000	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New	5/20 at 100.00	A1	5,749,350
	Jersey-American Water Company Inc. Project, Refunding Series 2010B, 5.600%, 11/01/34
	(Alternative Minimum Tax)
2,040	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New	11/20 at 100.00	A1	2,251,976
	Jersey-American Water Company Inc. Project, Refunding Series 2010D, 4.875%, 11/01/29
	(Alternative Minimum Tax)
10,775	Total Utilities			12,243,006
	Water and Sewer – 6.2% (4.4% of Total Investments)
	Bergen County Utilities Authority, New Jersey, Water Pollution Control System Revenue Bonds,
	Refunding Series 2014:
540	3.000%, 12/15/28	12/24 at 100.00	AA–	551,394
515	3.000%, 12/15/29	12/24 at 100.00	AA–	524,950
1,000	3.125%, 12/15/30	12/24 at 100.00	AA–	1,023,170
1,000	3.125%, 12/15/31	12/24 at 100.00	AA–	1,016,850
	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, Middlesex Water
	Company, Series 2012C:
1,460	5.000%, 10/01/23	No Opt. Call	A	1,781,653
15,670	4.250%, 10/01/47 (Alternative Minimum Tax)	10/22 at 100.00	A	16,498,312
1,680	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Series	9/21 at 100.00	AAA	1,731,492
	2012A, 3.250%, 9/01/31
6,270	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Tender	No Opt. Call	AAA	8,438,291
	Option Bond Trust 4729, 7.508%, 9/01/21 (IF) (4)
1,650	New Jersey Water Supply Authority, Water Supply Authority Bonds, Manasquan Reservoir, Series	8/15 at 100.00	AA	1,685,393
	2005, 5.000%, 8/01/31 – NPFG Insured
	North Hudson Sewerage Authority, New Jersey, Gross Revenue Senior Lien Lease Certificates,
	Series 2012A:
3,820	5.000%, 6/01/27 – NPFG Insured	6/22 at 100.00	A	4,455,457
4,000	5.000%, 6/01/42 – NPFG Insured	6/22 at 100.00	A	4,514,720
750	Wanaque Valley Regional Sewer Authority, Passaic County, New Jersey, Sewer Revenue Refunding	No Opt. Call	A2	799,455
	Bonds, Series 1993B, 5.750%, 9/01/18 – AMBAC Insured
38,355	Total Water and Sewer			43,021,137
$ 959,330	Total Municipal Bonds (cost $896,084,590)			980,046,524

Shares	Description (1)			Value
	COMMON STOCKS – 0.6% (0.4% of Total Investments)

	Airlines – 0.6% (0.4% of Total Investments)
79,862	American Airlines Group Inc. (6)			$ 3,919,627
	Total Common Stocks (cost $901,887)			3,919,627
	Total Long-Term Investments (cost $896,986,477)			983,966,151
	MuniFund Term Preferred Shares, at Liquidation value – (5.0)% (7)			(35,050,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (45.0)% (8)			(313,900,000)
	Other Assets Less Liabilities – 9.0%			62,723,071
	Net Assets Applicable to Common Shares – 100%			$ 697,739,222

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$980,046,524	$ —	$980,046,524
Common Stocks	3,919,627	—	—	3,919,627
Total	$3,919,627	$980,046,524	$ —	$983,966,151

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2015, the cost of investments was $896,581,767.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2015, were as follows:

Gross unrealized:
Appreciation	$89,432,454
Depreciation	(2,048,070)
Net unrealized appreciation (depreciation) of investments	$87,384,384

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	On November 28, 2011, AMR Corp. (”AMR”), the parent company of American Airlines Group, Inc.
(“AAL”) filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(7)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 3.6%.
(8)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.9%.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New Jersey Dividend Advantage Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         April 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         April 1, 2015

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         April 1, 2015